Investments - Schedule of Investment In Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Increase (decrease) through net exchange differences, other provisions		$ (0.2)
Sub161 Pty Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	26.40%		26.40%
Dynetek Cylinders India Private Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	49.00%
Dynetek Korea Co. Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	49.00%
Luxfer Holdings NA, LLC
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	49.00%
Luxfer Uttam India Private Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	51.00%
Nikkei-MEL Co. Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	50.00%